Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001616000
Registrant Name	Xenia Hotels & Resorts, Inc.
Registration File Number	333-297983
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES